Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net Earnings (Loss)	$ 3,426	$ 236	$ (2,794)
Depreciation, depletion and amortization	1,745	1,565	1,956
Impairments		21	4,695
Accretion of asset retirement obligation	52	53	53
Deferred income taxes	960	(57)	(1,837)
Unrealized (gain) loss on risk management	(444)	345	1,465
Unrealized foreign exchange (gain) loss	440	330	(112)
(Gain) loss on divestitures	(3,426)	(7)
Other	(34)	62	82
Net change in other assets and liabilities	(43)	(80)	(78)
Net change in non-cash working capital	(9)	(179)	(323)
Cash From (Used in) Operating Activities	2,667	2,289	3,107
Investing Activities
Capital expenditures	(2,526)	(2,712)	(3,476)
Acquisitions	(3,016)	(184)	(379)
Corporate acquisition	(5,962)
Proceeds from divestitures	4,345	705	4,043
Proceeds from sale of investment in PrairieSky	2,172
Cash in reserve	(63)	44	415
Net change in investments and other	321	252	(242)
Cash From (Used in) Investing Activities	(4,729)	(1,895)	361
Financing Activities
Issuance of revolving long-term debt	1,277		1,721
Repayment of revolving long-term debt	(335)		(1,724)
Repayment of long-term debt	(2,152)	(500)	(503)
Dividends on common shares	(202)	(401)	(588)
Proceeds from sale of noncontrolling interest	1,462
Distributions to noncontrolling interest owners	(18)
Capital lease payments	(71)	(8)	(17)
Cash From (Used in) Financing Activities	(39)	(909)	(1,111)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	(127)	(98)	22
Increase (Decrease) in Cash and Cash Equivalents	(2,228)	(613)	2,379
Cash and Cash Equivalents, Beginning of Year	2,566	3,179	800
Cash and Cash Equivalents, End of Year	338	2,566	3,179
Cash, End of Year	142	161	92
Cash Equivalents, End of Year	196	2,405	3,087
Cash and Cash Equivalents, End of Year	$ 338	$ 2,566	$ 3,179